Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2013
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2013	acquisition	adjustments	Other	December 31,2013
Banco Popular de Puerto Rico	$245,679	$-	$-	$-	$245,679
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,757	$-	$-	$-	$647,757

2012
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2012	acquisition	adjustments	Other	December 31, 2012
Banco Popular de Puerto Rico	$246,272	$-	$(439)	$(154)	$245,679
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$648,350	$-	$(439)	$(154)	$647,757

December 31, 2013

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2013	impairment	2013	2013	impairment	2013
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,679	$-	$245,679	$245,679	$-	$245,679
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$812,168	$164,411	$647,757	$812,168	$164,411	$647,757

December 31, 2012

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2012	impairment	2012	2012	impairment	2012
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$246,272	$-	$246,272	$245,679	$-	$245,679
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$812,761	$164,411	$648,350	$812,168	$164,411	$647,757

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2013
Core deposits	$77,885	$51,737	$26,148
Other customer relationships	17,555	4,712	12,843
Other intangibles	135	107	28
Total other intangible assets	$95,575	$56,556	$39,019
December 31, 2012
Core deposits	$77,885	$43,627	$34,258
Other customer relationships	16,835	2,974	13,861
Other intangibles	135	73	62
Total other intangible assets	$94,855	$46,674	$48,181

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2014	$9,371
Year 2015	7,228
Year 2016	6,943
Year 2017	4,194
Year 2018	4,102